Expense Example - FidelityEquityGrowthK6Fund-PRO - FidelityEquityGrowthK6Fund-PRO - Fidelity Equity Growth K6 Fund - Fidelity Equity Growth K6 Fund	Aug. 23, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	$ 151